Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of Information Necessary to Calculate EPS

The following table presents information necessary to calculate the EPS for the years ended December 31, 2024, 2023 and 2022:

	2024		2023		2022
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(in million pesos)
Net income attributable to equity holders of PLDT from:
Continuing operations	32,307	32,307	26,655	26,655	11,085	11,085
Discontinued operations	—	—	(41)	(41)	(600)	(600)
Consolidated net income attributable to common shares	32,307	32,307	26,614	26,614	10,485	10,485
Dividends on preferred shares (Note 19)	(59)	(59)	(59)	(59)	(59)	(59)
Consolidated net income attributable to common equity holders of PLDT	32,248	32,248	26,555	26,555	10,426	10,426

	(in thousands, except per share amounts which are in pesos)
Outstanding common shares at beginning of year	216,056	216,056	216,056	216,056	216,056	216,056
Weighted average number of common shares	216,056	216,056	216,056	216,056	216,056	216,056

EPS from continuing operations	149.26	149.26	123.10	123.10	51.03	51.03
EPS from discontinued operations	—	—	(0.19)	(0.19)	(2.77)	(2.77)
EPS attributable to common equity holders of PLDT	149.26	149.26	122.91	122.91	48.26	48.26